Prepayments (Details)	Dec. 31, 2025 MYR (RM) shares	Dec. 31, 2025 USD ($) shares	Sep. 24, 2025 MYR (RM)	Dec. 31, 2024 MYR (RM) shares
Prepayments [Line Items]
Issuance of ordinary shares (in Shares) | shares	10,800,000	10,800,000		10,800,000
Total prepayments			RM 11,981,648
Current portion relates to consultant services	RM 3,761,758	$ 926,884
Non-current portion	51,058,607	$ 12,580,660
Licensing Rights and Server Infrastructure [Member]
Prepayments [Line Items]
Non-current portion	RM 36,745,457
Tan Yee How [Member]
Prepayments [Line Items]
Issuance of ordinary shares (in Shares) | shares	1,400,000	1,400,000
Total prepayments	RM 11,981,648
Current portion relates to consultant services	RM 2,522,452
Kinetic Seas Incorporated [Member]
Prepayments [Line Items]
Issuance of ordinary shares (in Shares) | shares	5,500,000	5,500,000
Current portion relates to consultant services	RM 1,239,306